Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2015
Prepaid expenses and other receivables
Schedule of Prepaid Expenses and Other Receivables

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Prepaid expenses	20,593	14,326	2,311
Tax receivables	13,406	548	88
Other receivables	3,011	4,634	748

Total prepaid expenses and other receivables	37,010	19,508	3,147